Investments at equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of financial information of the joint venture and associate

Summarized financial information of the affiliate are set out below:

	June 30, 2024	June 30, 2025	June 30, 2025
	S$	S$	US$

As of
Current assets	17,580	9,013	7,065
Current liabilities	104,222	207,832	162,904

For the six months ended
Net loss	(68,948)	(50,558)	(39,629)
Net loss attributable to the Company	(33,785)	(24,774)	(19,418)